Deposits, Prepayment, Other Receivables and Deferred IPO Cost, Net - Schedule of Deposits, Prepayment, Other Receivables and Deferred IPO Cost, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current
Other receivables	$ 121,533	$ 15,910
Deposits	73,917	123,008
Deferred initial public offering “IPO” cost		373,677
Less: allowance for expected credit loss	(4)	(14)
Deposits, prepayment, other receivables and deferred IPO cost, net	195,446	512,581	[1]
Deposit with a digital asset trading platform	1,000,000
Receivable from agents	1,191,795		[1]
Prepayments	197,706	1,262,228
Non-current
Prepayment	33,333	1,582,156
Prepayment, non-current	$ 33,333	$ 1,582,156	[1]

[1]	Re-presented as mentioned in Note 23